SCHEDULE OF WARRANT OUTSTANDING AND EXERCISABLE (Details) - shares	Jun. 30, 2023		Jun. 30, 2022	Jun. 30, 2021
Class of Stock [Line Items]
Number of warrants	3,396	[1]	105	121
Exercisable	3,379
Series A Warrants [Member]
Class of Stock [Line Items]
Number of warrants	10
Exercisable	10
Series B Warrants [Member]
Class of Stock [Line Items]
Number of warrants	17
Exercisable	17
Series C Warrants [Member]
Class of Stock [Line Items]
Number of warrants	64
Exercisable	47
Warrants With No Class Designation [Member]
Class of Stock [Line Items]
Number of warrants	3,305
Exercisable	3,305

[1]	The total warrants of 3,396 above which are exercisable into common stock consisted of the following: